Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During 2023, 2022 and 2021, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2020	6,672	$100.65
Granted	-	-
Vested	(4,432)	115.50
Forfeited or expired	-	-
Outstanding at December 31, 2021	2,240	$71.40
Granted	-	-
Vested	(1,890)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2022	350	$71.40
Granted	-	-
Vested	(350)	71.40
Forfeited or expired	-	-
Outstanding at December 31, 2023	-	$-